Particulars of Employees (including Directors) (Details) £ in Thousands	12 Months Ended
	Jun. 30, 2021 GBP (£) employee	Jun. 30, 2020 GBP (£) employee	Jun. 30, 2019 GBP (£) employee
Average number of staff employed by the group during the year (including directors):
Number of operational staff | employee	6,943	5,633	4,902
Number of administrative staff | employee	744	601	503
Number of management staff | employee	8	8	7
Total | employee	7,695	6,242	5,412
Aggregate payroll costs of the above were:
Wages and salaries	£ 252,553	£ 222,918	£ 163,399
Social security contribution	15,810	12,289	9,860
Pension contributions - defined benefit plans	4,944	3,999	3,907
Share-based compensation	24,427	15,663	12,022
Total	£ 297,734	254,869	189,188
Social security and pension costs		£ 16,288	£ 13,767